Label	Element	Value
Tocqueville Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000801444_SupplementTextBlock
Supplement dated June 22, 2015

to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 27, 2015

The Tocqueville Alternative Strategies Fund

a series of Tocqueville Trust (the “Trust”)

Risk/Return [Heading]	rr_RiskReturnHeading	Tocqueville Alternative Strategies Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
On June 18, 2015, the Board of Trustees of the Trust approved the elimination of the redemption fee for the Fund effective July 1, 2015. Accordingly, all references to the redemption fee for the Fund are hereby removed from the Trust’s Prospectus and SAI effective July 1, 2015.

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement with your Prospectus and SAI.